LONG-TERM DEBT (Details) Share data in Millions, except Per Share data, unless otherwise specified	12 Months Ended			0 Months Ended	12 Months Ended			0 Months Ended	12 Months Ended						0 Months Ended	12 Months Ended		0 Months Ended	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Sep. 24, 2012 2017 Convertible Senior Notes USD ($)	Dec. 31, 2013 2017 Convertible Senior Notes USD ($)	Dec. 31, 2013 2017 Convertible Senior Notes CNY	Dec. 31, 2012 2017 Convertible Senior Notes CNY	Sep. 24, 2012 2017 Convertible Senior Notes ADS USD ($)	Dec. 31, 2013 2017 Convertible Senior Notes ADS USD ($)	Dec. 31, 2013 2017 Convertible Senior Notes ADS Minimum	Dec. 31, 2013 2017 Convertible Senior Notes ADS Maximum	Dec. 31, 2013 2017 Convertible Senior Notes ADS Purchased call option Long Maximum	Dec. 31, 2013 2017 Convertible Senior Notes ADS Sold Warrants USD ($)	Dec. 31, 2013 2017 Convertible Senior Notes ADS Sold Warrants Maximum	Oct. 17, 2013 2018 Convertible Senior Notes USD ($)	Dec. 31, 2013 2018 Convertible Senior Notes USD ($)	Dec. 31, 2013 2018 Convertible Senior Notes CNY	Oct. 17, 2013 2018 Convertible Senior Notes ADS USD ($)	Dec. 31, 2013 2018 Convertible Senior Notes ADS USD ($)	Dec. 31, 2013 2018 Convertible Senior Notes ADS Purchased call option Long Maximum	Dec. 31, 2013 2018 Convertible Senior Notes ADS Sold Warrants USD ($)	Dec. 31, 2013 2018 Convertible Senior Notes ADS Sold Warrants Maximum
LONG-TERM DEBT
Value of the Notes	$ 934,500,000	5,657,182,650	1,121,418,000		$ 134,500,000	814,222,650	1,121,418,000									$ 800,000,000	4,842,960,000
Aggregate principle amount				180,000,000											800,000,000
Interest rate (as a percent)				0.50%											1.25%
Initial conversion rate								0.0517116	0.0517116									0.0127568
Initial conversion price (in dollars per share)								$ 19.34										$ 78.39
Percentage of cash incentive										1.50%	2.00%
Amount of notes tendered									45,500,000
Number of instruments									2.35
Total cash paid									777,445
Accrued and unpaid interest									19,945
Inducement premium									757,500
Proceeds from early termination of call option	11,607,929	70,270,919			11,600,000
Proceeds from issuance of convertible debt	780,268,550	4,723,511,720	1,097,195,400	175,000,000											780,000,000
Debt issuance costs				5,400,000											19,600,000
Percentage of principal amount at which the entity is required to repurchase debt under non-contingent option					1.00											1.00	1.00
Percentage of principal amount at which the entity may be required to repurchase debt under contingent option					1.00											1.00	1.00
Increased initial conversion price, after effect of call option and warrants (in dollars per share)									$ 26.37										$ 96.27
Proceeds from sale of warrants	$ 77,777,046	470,838,904	167,503,950										$ 26,600,000								$ 77,200,000
Number of shares that can be purchased from warrants sold														9.3								10.2
Exercise price of warrants sold (in dollars per share)													$ 26.37								$ 96.27
Expected life of warrants													5 years								5 years
Number of shares agreed to be sold by the counterparty on exercise of Purchased Call option												9.3								10.2